SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Compensation Arrangements (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	8 years
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from share based payment transactions with employees, generated from share of performance fees or carried interests from income investment vehicle, percent	50.00%
Expense from share based payment transactions with employees, generated from income investment vehicle, percent	15.00%
Expense from share based payment transactions with employees, generated from share of performance fees or carried interest, percent	50.00%
Bottom of range | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement	0.50
Bottom of range | LTIP | Deferred Share Units (DSUs)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	3 years
Top of range | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement	1.50
Top of range | LTIP | Deferred Share Units (DSUs)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	5 years